Notes Payable (Details Narrative) (10K) - USD ($)				1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 15, 2016	Jun. 30, 2016	Mar. 09, 2016	Jul. 30, 2016	Oct. 31, 2015	May 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Debt instrument, face amount							$ 456,250		$ 456,250		$ 390,000
Proceeds from related party notes									34,015	$ 89,045	292,090	$ 564,105
Debt conversion, converted instrument, amount									$ 233,750		325,000	$ 223,333
Debt conversion, converted instrument, shares issued												6,250
Warrants to purchase common stock							341,335		341,335			6,250
Common stock an exercise price per share							$ 4.00		$ 4.00			$ 4.00
Warrant modification charge									$ 4,500		96,634	$ 229,288
Loss on extinguishment of note payables, net							$ (1,402)	$ 4,813	59,938	16,660	58,787	35,677
Repayments of debt									1,724,313		322,000
Proceeds from single equity or debt financing											945,000	200,000
Fair value of warrant									553,295
Amortization of debt discount							84,167	$ 65,448	216,909	$ 402,469	542,336	339,443
Debt beneficial conversion feature									407		231,708	87,788
Directors [Member]
Debt Instrument [Line Items]
Debt instrument, face amount											$ 197,500
Warrant issued term											5 years
Warrants to purchase common stock											8,000
Common stock an exercise price per share											$ 4.00
Warrant modification charge											$ 55,028
Fair value of warrant											11,959
Amortization of debt discount											$ 7,500
Class of warrant or rights expiration date											Dec. 31, 2018
Debt instrument issued for consideration											$ 190,000
Directors [Member] | Extended Outstanding Warrants [Member]
Debt Instrument [Line Items]
Warrants to purchase common stock											844,444
Minimum [Member] | Directors [Member]
Debt Instrument [Line Items]
Debt instrument maturity date											Jan. 31, 2017
Common stock an exercise price per share											$ 4.50
Debt instrument interest rate interest											0.00%
Class of warrant or rights expiration date											Nov. 30, 2017
Maximum [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, amount									343,750		$ 296,250
Maximum [Member] | Directors [Member]
Debt Instrument [Line Items]
Debt instrument maturity date											Feb. 05, 2017
Common stock an exercise price per share											$ 5.00
Debt instrument interest rate interest											10.00%
Class of warrant or rights expiration date											Mar. 31, 2018
Convertible Notes [Member] | Issuances [Member]
Debt Instrument [Line Items]
Debt instrument, face amount											$ 530,000	735,000
Debt outstanding principal balance											$ 296,250	$ 272,500
Warrant issued term											5 years	5 years
Warrants to purchase common stock											33,750	30,885
Common stock an exercise price per share											$ 4.00
Debt instrument interest rate interest											10.00%
Fair value of warrant											$ 53,150	$ 90,018
Amortization of debt discount												10,000
Debt instrument issued for consideration												$ 725,000
Debt instrument conversion period description											September 2016 to August 2017	The convertible notes matured between July 2015 and June 2016
Debt instrument, convertible, conversion price											$ 2.00
Convertible Notes [Member] | Conversions, Exchanges and Other [Member]
Debt Instrument [Line Items]
Debt instrument, face amount											$ 325,000	$ 223,333
Accrued interest											$ 16,751	$ 15,175
Debt conversion, converted instrument, shares issued											137,006	53,595
Debt instrument interest rate interest											10.00%
Debt instrument conversion period description											February 2017 to August 2017
Debt beneficial conversion feature											$ 231,708	$ 87,788
Convertible Notes [Member] | Minimum [Member] | Issuances [Member]
Debt Instrument [Line Items]
Common stock an exercise price per share												$ 5.00
Debt instrument interest rate interest												1.00%
Conversion price percentage											$ 0.60	$ 0.55
Debt instrument, convertible, conversion price											0.75	2.00
Convertible Notes [Member] | Minimum [Member] | Conversions, Exchanges and Other [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price											1.94	3.00
Convertible Notes [Member] | Maximum [Member] | Issuances [Member]
Debt Instrument [Line Items]
Common stock an exercise price per share												$ 10.00
Debt instrument interest rate interest												12.00%
Conversion price percentage											0.62	$ 0.65
Debt instrument, convertible, conversion price											1.00	3.00
Convertible Notes [Member] | Maximum [Member] | Conversions, Exchanges and Other [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price											$ 3.00	$ 5.16
Convertible Note One [Member] | Conversions, Exchanges and Other [Member]
Debt Instrument [Line Items]
Debt instrument, face amount											$ 235,000	$ 266,667
Debt conversion, converted instrument, amount											298,762
Accrued interest											$ 9,788	$ 12,580
Debt conversion, converted instrument, shares issued											143,102	92,875
Warrant issued term												5 years
Warrants to purchase common stock												39,092
Common stock an exercise price per share												$ 4.00
Common stock aggregate grant date fair value												$ 288,060
Loss on extinguishment of note payables, net											$ 53,974	8,813
Convertible Note One [Member] | Minimum [Member] | Conversions, Exchanges and Other [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price											$ 1.50
Convertible Note One [Member] | Maximum [Member] | Conversions, Exchanges and Other [Member]
Debt Instrument [Line Items]
Debt instrument, convertible, conversion price											$ 2.10
Other Note [Member] | Issuances [Member]
Debt Instrument [Line Items]
Debt instrument, face amount											$ 724,500	478,018
Proceeds from related party notes												65,000
Aggregate principal amount												$ 75,000
Warrants to purchase common stock											39,000
Common stock an exercise price per share											$ 4.00
Debt instrument interest rate interest											10.00%	0.00%
Fair value of warrant											$ 61,767
Amortization of debt discount											58,000	$ 78,003
Debt instrument issued for consideration											$ 674,000	$ 400,015
Debt instrument conversion period description											September 2016 to April 2017	October 2015 and December 2015
Other Note [Member] | Exchanges And Other [Member]
Debt Instrument [Line Items]
Debt instrument, face amount											$ 49,018	$ 877,873
Debt conversion, converted instrument, amount											$ 53,831
Accrued interest												$ 82,701
Debt conversion, converted instrument, shares issued											23,925	188,632
Warrant issued term												5 years
Warrants to purchase common stock												111,358
Loss on extinguishment of note payables, net											$ 4,813	$ 21,537
Fair value of warrant												$ 982,112
Other Note [Member] | Minimum [Member] | Exchanges And Other [Member]
Debt Instrument [Line Items]
Common stock an exercise price per share											$ 1.25	$ 4.00
Other Note [Member] | Maximum [Member] | Exchanges And Other [Member]
Debt Instrument [Line Items]
Common stock an exercise price per share											$ 2.45	$ 15.00
Other Note One [Member] | Exchanges And Other [Member]
Debt Instrument [Line Items]
Debt instrument, face amount											$ 244,000
Debt outstanding principal balance											$ 111,000	$ 735,081
Debt conversion, converted instrument, shares issued											6,000	10,000
Warrant issued term												5 years
Warrants to purchase common stock											8,000	37,500
Common stock an exercise price per share												$ 4.00
Common stock aggregate grant date fair value											$ 10,000	$ 88,875
Warrant modification charge												10,234
Loss on extinguishment of note payables, net												5,000
Repayments of debt	$ 138,000										96,000	$ 5,000
Amortization of debt discount											13,500
Debt instrument conversion period description												October 2015 to December 2015 to new maturity dates ranging from December 2015 to October 2016.
Debt fee											$ 15,000
Other Note One [Member] | Minimum [Member] | Exchanges And Other [Member]
Debt Instrument [Line Items]
Debt instrument maturity date											Feb. 05, 2016
Other Note One [Member] | Maximum [Member] | Exchanges And Other [Member]
Debt Instrument [Line Items]
Debt instrument maturity date											Jul. 15, 2016
Other Note Extended [Member] | Exchanges And Other [Member]
Debt Instrument [Line Items]
Debt instrument, face amount											$ 567,063
Warrant issued term											5 years
Warrants to purchase common stock											30,000
Common stock an exercise price per share											$ 4.00
Fair value of warrant											$ 52,800
Amortization of debt discount											$ 13,120
Debt instrument conversion period description											October 2015 to new maturity dates ranging from August 2016 to October 2017
Other Note Extended [Member] | Additional Warrants [Member] | Exchanges And Other [Member]
Debt Instrument [Line Items]
Debt instrument maturity date											Oct. 01, 2017
Warrants to purchase common stock											60,215
Common stock an exercise price per share											$ 4.00
Repayments of debt											$ 92,500
Debt instrument conversion period description											June 2017 to December 2020 had their expiration dates extended to October 2021
Royalty payment term											5 years
Other Note Extended [Member] | Minimum [Member] | Exchanges And Other [Member]
Debt Instrument [Line Items]
Debt instrument interest rate interest											0.00%
Cosmetic revenue percentage											2.00%
Other Note Extended [Member] | Maximum [Member] | Exchanges And Other [Member]
Debt Instrument [Line Items]
Debt instrument interest rate interest											15.00%
Cosmetic revenue percentage											4.00%
Bermuda Lender [Member]
Debt Instrument [Line Items]
Debt instrument, face amount						$ 500,000
Debt outstanding principal balance						$ 410,937
Debt instrument maturity date						Jun. 30, 2015
Debt conversion, converted instrument, amount						$ 3,733,645
Aggregate principal amount						4,410,937
Accrued interest						$ 69,436
Debt conversion, converted instrument, shares issued						746,730
Warrant issued term						5 years
Warrants to purchase common stock						186,682					40,000
Common stock an exercise price per share						$ 15.00
Common stock aggregate grant date fair value						$ 672,056
Warrant modification charge											$ 80,000
Loss on extinguishment of note payables, net												$ 5,327
Beneficial ownership percentage											10.00%	10.00%
Bermuda Lender [Member] | Note Payable [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, amount						500,000
Aggregate principal amount						4,000,000
Bermuda Lender [Member] | Research and Development Agreements [Member]
Debt Instrument [Line Items]
Proceeds from related party notes						$ 316,297
Affiliate Bermuda Lender [Member]
Debt Instrument [Line Items]
Proceeds from related party notes					$ 150,000
Affiliate Bermuda Lender [Member] | Two Month Note [Member]
Debt Instrument [Line Items]
Debt instrument, face amount					$ 150,000
Debt instrument maturity date												Mar. 09, 2016
Warrants to purchase common stock			239,182
Warrant modification charge			$ 98,739
Debt instrument interest rate interest					10.00%
Repayments of debt				$ 150,000
Affiliate Bermuda Lender [Member] | Two Month Note [Member] | Minimum [Member]
Debt Instrument [Line Items]
Common stock an exercise price per share			$ 4.00
Affiliate Bermuda Lender [Member] | Two Month Note [Member] | Maximum [Member]
Debt Instrument [Line Items]
Common stock an exercise price per share			$ 15.00
Tuxis Trust [Member]
Debt Instrument [Line Items]
Proceeds from related party notes		$ 500,000
Warrants to purchase common stock		40,000						40,000		40,000
Common stock an exercise price per share		$ 4.00						$ 4.00		$ 4.00
Debt instrument interest rate interest		10.00%						10.00%		10.00%
Proceeds from single equity or debt financing		$ 10,000,000
Fair value of warrant		$ 55,659
Lender [Member]
Debt Instrument [Line Items]
Debt instrument, face amount							97,500		97,500
Accrued interest							$ 288		$ 288
Debt conversion, converted instrument, shares issued									32,597
Warrant issued term									5 years
Warrants to purchase common stock							32,597		32,597
Common stock an exercise price per share							$ 4.00		$ 4.00
Loss on extinguishment of note payables, net									$ 20,540
Lender [Member] | Other Note One [Member]
Debt Instrument [Line Items]
Warrants to purchase common stock												35,215
Lender [Member] | Other Note One [Member] | Minimum [Member]
Debt Instrument [Line Items]
Common stock an exercise price per share												$ 10.00
Lender [Member] | Other Note One [Member] | Maximum [Member]
Debt Instrument [Line Items]
Common stock an exercise price per share												$ 4.00